Investment Property, Property, Plant and Equipment, and Right-of-Use Assets	12 Months Ended
Dec. 31, 2022
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets [Abstract]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets

15. Investment Property, Property, Plant and Equipment, and Right-of-Use Assets

A. Investment property, net

(i) Investment properties are stated at cost, net of accumulated depreciation and have the following composition:

					Methodology
			Year of		of
			Acquisition or	Level of	Valuation
In thousands of soles	2021	2022	construction	Hierarchy	2021 / 2022
Investment properties built
Centro Comercial “Agustino Plaza” (a)	21,605	19,823	2011	Level 3	Appraisal
Lease office - Surquillo (b)	40,595	40,594	2009	Level 3	Appraisal
Others	811	1,507
	63,011	61,924

(a)	The subsidiary Viva Negocio Inmobiliario S.A.C. is owner of “Agustino Plaza” Shopping Center located in the District of El Agustino. The fair value was calculated by an independent appraiser amounted to S/70.8 million equivalent to US$18.4 million as of December 31, 2022 (S/59.9 million equivalent to US$15 million as of December 31, 2021 and US$14.1 million, equivalent to S/51.3 million and, as of December 31, 2020). This investment property has been leased under an operating lease with third parties. The net carrying amount amounts to S/19.8 million (S/ 22.4 million and S/24.6 million at December 31, 2021 and 2020, respectively).

As of December 31, 2021 and 2022 there are liens on the Inter-American Development Bank and Banco de Credito del Peru, respectively.

(b)

The Company is owner of the property located at Av. Paseo de la Republica 4675, Surquillo. The fair value was calculated by an independent appraiser and amounted to S/73.7 million, equivalent to US$19 million. As of December 31, 2022, the carrying amounts to S/40.6 million (in December 2021, the Management decided to lease the property transferring it from ‘property, plant, and equipment’ to ‘investment property’. The net carrying amount at the closing of the year was S/42.6 million).

As of December 31, 2020, 2021 and 2022 the assets present liens related to the trust with the syndicated line (Note 17.v).

(ii)	The net gain from investment properties as of December 31, 2020, 2021 and 2022 consists of the following:

In thousands of soles	2020	2021	2022
Lease income from investment properties	6,682	6,806	6,537

(iii)	The movement of investment properties and their related accumulated depreciation for the years ended December 31, 2020, 2021 and 2022 are as follows:

In thousands of soles	Land	Buildings	Work in progress	Total

Cost, net
Balance at January 1, 2020	2,494	43,302	12	45,808
Additions	-	58	40	98
Reclassifications	-	32	(32)	-
Translations adjustments	11	51	-	62
At December 31, 2020	2,505	43,443	20	45,968
Balance at January 1, 2021	2,505	43,443	20	45,968
Additions	-	28	124	152
Transfers	10,692	30,458	-	41,150
Reclassifications	-	123	(123)	-
Translations adjustments	(9)	(39)	-	(48)
At December 31, 2021	13,188	74,013	21	87,222
Balance at January 1, 2022	13,188	74,013	21	87,222
Additions	-	53	-	53
Disposals	-	(1,409)	-	(1,409)
Reclassifications	-	13,691	-	13,691
At December 31, 2022	13,188	86,348	21	99,557

Accumulated depreciation
Balance at January 1, 2020	-	(17,482)	-	(17,482)
Depreciation charge	-	(2,413)	-	(2,413)
At December 31, 2020	-	(19,895)	-	(19,895)
Balance at January 1, 2021	-	(19,895)	-	(19,895)
Depreciation charge	-	(4,316)	-	(4,316)
At December 31, 2021	-	(24,211)	-	(24,211)
Balance at January 1, 2022	-	(24,211)	-	(24,211)
Depreciation charge	-	(3,971)	-	(3,971)
Disposals	-	4,240	-	4,240
Reclassifications	-	(13,691)	-	(13,691)
At December 31, 2022	-	(37,633)	-	(37,633)

Carrying amounts
At January 1, 2020	2,494	25,820	12	28,326
At December 31, 2020	2,505	23,548	20	26,073
At December 31, 2021	13,188	49,802	21	63,011
At December 31, 2022	13,188	48,715	21	61,924

Depreciation of investment properties is distributed in the consolidated statement profit or loss as follows:

In thousands of soles	Note	2020	2021	2022
Cost of services and goods	25(iv)	2,413	4,316	3,971

Below are the minimum ranges, maximum ranges and the average of the price per square meter:

	Minimum	Maximum
	range	range	Average
	US$ per M2	US$ per M2	US$ por M2
“Agustino Plaza” Shopping Center	900	1,125	1,008
Lease office - Surquillo	2,500	3,700	3,118

Sensitivity analysis

The following is a sensitivity analysis of the evaluation of the investment property in relation to changes in the following factors considered relevant to management:

In thousands of soles	2021	2022
3%	117	130
(3%)	(117)	(130)

(iv)	The nominal amounts of future fixed minimum rental income are as follows (operating leases) of the Corporation’s investment properties:

In thousands of soles	2021	2022
Within 1 year	4,250	3,728
After 1 year but no more than 5 years	37,731	28,241
More than 5 years	42,301	33,438

The fair value of the assets is determined based on the value assigned by an external appraiser. The external appraiser uses the comparable market method, according to which the fair value of a property is estimated on the basis of comparable transactions. The unit of comparison applied by the Corporation is the price per square meter.

B. Property, plant, and equipment, net

The movement of property, plant, and equipment and related accumulated depreciation for the years ended December 31, 2020, 2021 and 2022 are as follows:

In thousands of soles	Land	Buildings	Machinery	Vehicles	Furniture and Fixtures	Other equipment	Replacement and in-transit units	Work in progress	Total
Cost
Balance at January 1, 2020	19,974	129,911	726,173	75,146	58,236	179,179	10,624	32,269	1,231,512
Additions (i)	-	412	17,941	-	844	1,781	3,549	11,538	36,065
Sale of assets (ii)	-	(192)	(26,046)	(11,762)	(523)	(448)	-	-	(38,971)
Disposals	(9,895)	757	(6,361)	(599)	(5,783)	(26,664)	-	-	(48,545)
Subsidiary desconsolidation	-	-	-	-	-	1,289	-	-	1,289
Reclassifications	-	1,565	28,870	17	(33)	373	(2,216)	(23,346)	5,230
Transfers	-	-	-	-	-	89	-	-	89
Translations adjustments	800	648	15,261	1,881	69	512	-	20	19,191
At December 31, 2020	10,879	133,101	755,838	64,683	52,810	156,111	11,957	20,481	1,205,860
Balance at January 1, 2021	10,879	133,101	755,838	64,683	52,810	156,111	11,957	20,481	1,205,860
Additions (i)	85	131	15,786	519	661	5,175	2,572	13,262	38,191
Sale of assets (ii)	-	(714)	(126,417)	(2,775)	(392)	(2,266)	-	-	(132,564)
Disposals	-	(2,638)	(15,632)	(925)	(1,078)	(2,781)	-	-	(23,054)
Subsidiary desconsolidation	-	(18,926)	-	(712)	(2,556)	(67,930)	-	-	(90,124)
Reclassifications	9,925	6,317	235,219	159,546	(15,801)	(30,238)	(2,679)	(32,020)	330,269
Transfers	(10,692)	(44,149)	(219)	62	-	-	-	(218)	(55,216)
Translations adjustments	(479)	(556)	(9,526)	(1,276)	(63)	(364)	-	-	(12,264)
At December 31, 2021	9,718	72,566	855,049	219,122	33,581	57,707	11,850	1,505	1,261,098
Balance at January 1, 2022	9,718	72,566	855,049	219,122	33,581	57,707	11,850	1,505	1,261,098
Additions (i)	-	2,442	29,465	370	783	6,933	-	23,162	63,155
Sale of assets (ii)	-	(75)	(32,314)	(7,179)	(513)	(1,249)	(474)	-	(41,804)
Disposals	-	(5,055)	(12,358)	(3,299)	(289)	(2,084)	-	-	(23,085)
Reclassifications	-	-	(845)	-	-	-	-	-	(845)
Transfers	-	(2,875)	(25)	1,147	3,253	(1,188)	-	(84)	228
Translations adjustments	(641)	(8,288)	(9,770)	(2,989)	(2,473)	(782)	404	-	(24,539)
At December 31, 2022	9,077	58,715	829,202	207,172	34,342	59,337	11,780	24,583	1,234,208

In thousands of soles	Land	Buildings	Machinery	Vehicles	Furniture and Fixtures	Other equipment	Replacement and in- transit units	Work in progress	Total
Accumulated depreciation and impairment
Balance at January 1, 2020	(273)	(42,001)	(454,817)	(48,823)	(49,652)	(155,808)	(11)	(16,137)	(767,522)
Depreciation charge	-	(7,636)	(53,221)	(4,461)	(1,344)	(11,898)	-	-	(78,560)
Sale of assets (ii)	-	58	25,293	5,836	495	428	-	-	32,110
Disposals	-	(2,771)	6,124	505	5,643	26,473	-	-	35,974
Subsidiary deconsolidation	-	-	-	-	-	(1,092)	-	-	(1,092)
Reclassifications	-	(161)	(5,125)	18	33	6	-	(1)	(5,230)
Impairment loss (iii)	-	(161)	(5,069)	(17)	33	-	-	-	(5,214)
Translations adjustments	-	771	(11,786)	(1,017)	(81)	1,256	-	-	(10,857)
At December 31, 2020	(273)	(51,901)	(498,601)	(47,959)	(44,873)	(140,635)	(11)	(16,138)	(800,391)
Balance at January 1, 2021	(273)	(51,901)	(498,601)	(47,959)	(44,873)	(140,635)	(11)	(16,138)	(800,391)
Depreciation charge	-	(5,455)	(49,753)	(4,561)	(1,335)	(9,676)	-	-	(70,780)
Sale of assets (ii)	-	704	122,056	1,632	361	2,127	-	-	126,880
Disposals	-	1,991	15,022	814	951	2,759	-	-	21,537
Subsidiary deconsolidation	-	15,508	-	698	2,357	63,626	-	-	82,189
Reclassifications	273	(12,832)	(221,775)	(158,628)	15,799	30,722	34	16,138	(330,269)
Transfers	-	13,691	339	(48)	-	-	-	-	13,982
Impairment loss (iii)	-	-	(8,055)	-	-	-	(33)	-	(8,088)
Translations adjustments	-	(99)	6,468	748	10	(115)	-	-	7,012
At December 31, 2021	-	(38,393)	(634,299)	(207,304)	(26,730)	(51,192)	(10)	-	(957,928)
Balance at January 1, 2022	-	(38,393)	(634,299)	(207,304)	(26,730)	(51,192)	(10)	-	(957,928)
Depreciation charge	-	(4,294)	(39,837)	(2,417)	(1,067)	(4,693)	-	-	(52,308)
Sale of assets (ii)	-	75	26,241	6,013	484	1,222	384	-	34,419
Disposals	-	2,756	12,219	3,268	276	1,780	89	-	20,388
Reclassifications	-	(438)	845	-	217	221	-	-	845
Transfers	-	(691)	(1,103)	(36)	(1,255)	633	-	-	(2,452)
Impairment loss (iii)	-	(6,515)	(1,916)	-	(2,357)	-	(69)	-	(10,857)
Translations adjustments	-	6,922	6,521	1,977	2,465	669	(404)	-	18,150
At December 31, 2022	-	(40,578)	(631,329)	(198,499)	(27,967)	(51,360)	(10)	-	(949,743)
Carrying amounts
At January 1, 2020	19,701	87,910	271,356	26,323	8,584	23,371	10,613	16,132	463,990
At December 31, 2020	10,606	81,200	257,237	16,724	7,937	15,476	11,946	4,343	405,469
At December 31, 2021	9,718	34,173	220,750	11,818	6,851	6,515	11,840	1,505	303,170
At December 31, 2022	9,077	18,137	197,873	8,673	6,375	7,977	11,770	24,583	284,465

(i)	As of December 31, 2022, additions to property, plant, and equipment correspond mainly to additions to equipment and work in progress related to well operations for S/ 49.9 million, in the Energy sector; additions to various machinery and equipment for S/ 8 million, in the Engineer and Construction sector; and additions to various equipment and machinery for S/ 3.4 million, in the real estate segment (as of December 31, 2021, it mainly corresponds to additions to machinery, equipment, vehicles, furniture and fixtures and buildings totaling S/ 20.2 million, in the Engineering and Construction segment; as well as additions in work in progress, replacement units, machinery, furniture and fixtures, land and buildings in S/ 16.8 million, in the Energy segment).

(ii)	During 2022, asset sales were recorded with a disposal cost mainly in machinery, vehicles, furniture and fixtures and various equipment for S/ 6.6 million in the Engineering and Construction segment, and sales of machinery and vehicles for S/ 0.6 million in the Infrastructure segment (in 2021, S/ 4.7 million in machinery and vehicle sales in the Engineering and Construction segment and S/ 0.8 million in machinery in the Energy segment).

(iii)	In 2022, it mainly corresponds to assets of projects belonging to the Engineering and Construction segment, which reached their end and were recognized as impairment; these include improvements and installations for S/6.5 million, furniture and fixtures for S/2.4 million and machinery for S/1.9 million, (in 2021, it corresponds to the impairment in machinery for S/7.7 million and S/0.4 million, in the Engineering and Construction and Energy segments, respectively). This was recorded in the consolidated statement of income under “Other Income and Expenses” and “Cost of Sales and Services”.

Depreciation of fixed assets is distributed in the consolidated statement of profit or loss as follows:

In thousands of soles	Note	2020	2021	2022
Cost of services and goods	25(iv)	66,479	60,230	50,981
Administrative expenses	25(iv)	5,432	4,610	1,327
Depreciation discontinued operations		6,649	5,940	-
		78,560	70,780	52,308

The net carrying amount of machinery and equipment, vehicles, and furniture and fixtures acquired under finance lease agreements is broken down as follows:

In thousands of soles	2020	2021	2022

Cost	64,623	64,640	64,710
Accumulated depreciation	(52,165)	(53,321)	(54,097)
Net carrying amount	12,458	11,319	10,613

In 2022 payments for amortization and interest on finance lease amounting to S/ 9.1 million were made (S/ 8.8 million in 2021 and S/ 15.9 million in 2020).

The Corporation maintains insurance in force on its major assets in accordance with policies established by the Corporation’s management. In the opinion of Corporate Management, the Corporation’s insurance policies are consistent with industry practice.

As of December 31, 2020, 2021 and 2022, the Corporation’s management evaluated its long-lived assets for impairment and found no indications of impairment except for the effect of S/10.8 million recognized in 2022 (see paragraph iii). Therefore, it is not necessary to establish a provision for impairment in addition to that recognized at those dates.

C. Right-of-use assets, net

As of December 31, 2020, 2021 and 2022, the Corporation recognized right-of-use assets and liabilities as shown in the following table:

In thousands of soles	Buildings	Machinery and equipments	Vehicles	Total
Cost
Balance at January 1, 2020	80,550	18,597	20,830	119,977
Additions	6,681	876	4,518	12,075
Disposals	(12,441)	(129)	(11,078)	(23,648)
Translations adjustments	1,059	-	54	1,113
At December 31, 2020	75,849	19,344	14,324	109,517
Balance at January 1, 2021	75,849	19,344	14,324	109,517
Additions	8,260	317	5,354	13,931
Deconsolidation	(21,117)	-	(3,050)	(24,167)
Disposals	(364)	-	-	(364)
Reclassifications	(589)	10	546	(33)
Translations adjustments	(443)	-	(50)	(493)
At December 31, 2021	61,596	19,671	17,124	98,391
Balance at January 1, 2022	61,596	19,671	17,124	98,391
Additions	6,295	6,344	8,928	21,567
Reclassifications	-	443	(443)	-
Translations adjustments	(240)	-	-	(240)
Others adjustments	(188)	-	(35)	(223)
At December 31, 2022	67,463	26,458	25,574	119,495

Accumulated depreciation and impairment
Balance at January 1, 2020	(13,568)	(6,899)	(8,929)	(29,396)
Depreciation charge	(13,211)	(5,834)	1,514	(17,531)
Disposals	1,978	129	-	2,107
Translations adjustments	(179)	-	-	(179)
At December 31, 2020	(24,980)	(12,604)	(7,415)	(44,999)
Balance at January 1, 2021	(24,980)	(12,604)	(7,415)	(44,999)
Depreciation charge	(12,589)	(5,355)	(5,755)	(23,699)
Deconsolidation	14,701	-	2,834	17,535
Disposals	364	-	-	364
Reclassifications	588	1,346	(1,901)	33
Translations adjustments	92	-	-	92
At December 31, 2021	(21,824)	(16,613)	(12,237)	(50,674)
Balance at January 1, 2022	(21,824)	(16,613)	(12,237)	(50,674)
Depreciation charge	(9,672)	(4,169)	(4,868)	(18,709)
Reclassifications	-	(59)	59	-
Translations adjustments	128	-	-	128
Others adjustments	(68)	-	35	(33)
At December 31, 2022	(31,436)	(20,841)	(17,011)	(69,288)

Carrying amounts
At January 1, 2020	66,982	11,698	11,901	90,581
At December 31, 2020	50,869	6,740	6,909	64,518
At December 31, 2021	39,772	3,058	4,887	47,717
At December 31, 2022	36,027	5,617	8,563	50,207

Depreciation expenses for right-of-use assets have been distributed in the following items of the consolidated statement of profit or loss:

In thousands of soles	Note	2020	2021	2022
Cost of sales and services	25(iv)	10,840	17,517	17,469
Administrative expenses	25(iv)	961	815	1,240
Depreciation discontinued operations		5,730	5,367	-
		17,531	23,699	18,709

Costs related to the machinery and equipment lease for which the Corporation applied the exceptions described in IFRS 16 are the following:

Leases under twelve (12) months: S/ 187.3 million (S/ 252.4 million in 2021 and S/ 351.7 million in 2020). Low value asset leases: S/ 1.5 million (S/ 44.4 million in 2021 and S/ 5.1 million in 2020).

In addition, leases, whose payments are entirely variable and depend on their future performance or use, were excluded, in 2022. Expenses amounted to S/45.9 million (S/ 85.8 million in 2021 and S/ 48.7 million in 2020).

For the years ended December 31, total depreciation is composed as follows:

In thousands of soles	Note	2020	2021	2022

Depreciation of property, plant and equipment	15.B	78,560	70,780	52,308
Depreciation related to right-of-use assets	15.C	17,531	23,699	18,709
Depreciation related to investment property	15.A	2,413	4,316	3,971
Sub total Continuous operations		98,504	98,795	74,988
(-) Depreciation discontinued operations		(12,379)	(11,307)	-
	25	86,125	87,488	74,988